Financial liabilities - Disclosure of Financial Liabilities Per Maturity (Details) € in Thousands				1 Months Ended	12 Months Ended
	Aug. 31, 2022 EUR (€) loan	Jan. 05, 2022 EUR (€) loan_agreement	Aug. 30, 2019 EUR (€)	Aug. 31, 2022 EUR (€) loan	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) loan	Dec. 31, 2023 loan	Dec. 31, 2023 loan_agreement	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 03, 2017 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					€ 39,893	€ 42,251	€ 44,251
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					31	(589)	42
Repayments of borrowings and lease liabilities					(8,928)	(1,773)	(2,042)
Financial liabilities at end of period					30,995	39,893	42,251
Financial liabilities					30,995	39,893	42,251
Current prepaid expenses					2,820	5,693	4,672
Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses					€ 754	€ 1,005	€ 1,256
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Borrowing, maturity				4 years
Borrowings, interest rate	1.56%			1.56%
Number of loans | loan				2
PGE loan agreement, Societe Generale | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 877			€ 877
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate	0.95%			0.95%
PGE loan agreement, BNP Paribas | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 379			€ 379
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowing, number of loan agreement	2			2	2		2	2	2
Borrowing, maturity	5 years					5 years
Borrowing, grace period	1 year
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					€ 20,000	€ 20,000
Proceeds from borrowings					0	0
Non cash effects : proceeds from lease liabilities and other					9	0
Repayments of borrowings and lease liabilities					(4,884)	0
Financial liabilities at end of period					15,125	20,000	€ 20,000
Financial liabilities					15,125	20,000	20,000
Notional amount		€ 20,000
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					8,700	8,700
Proceeds from borrowings					0	0
Non cash effects : proceeds from lease liabilities and other					3	0
Repayments of borrowings and lease liabilities					(2,144)	0
Financial liabilities at end of period					6,558	8,700	8,700
Financial liabilities					6,558	8,700	8,700
Notional amount		8,700
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					14	15
Proceeds from borrowings					0	0
Non cash effects : proceeds from lease liabilities and other					(14)	(1)
Repayments of borrowings and lease liabilities					0	0
Financial liabilities at end of period					0	14	15
Financial liabilities					0	14	15
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0	0
Proceeds from borrowings							0
Non cash effects : proceeds from lease liabilities and other							0
Repayments of borrowings and lease liabilities							0
Financial liabilities at end of period							0
Financial liabilities							0
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0	0
Proceeds from borrowings							0
Non cash effects : proceeds from lease liabilities and other							0
Repayments of borrowings and lease liabilities							0
Financial liabilities at end of period							0
Financial liabilities							0
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					375	1,353	1,875
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					0	(685)	0
Repayments of borrowings and lease liabilities					(244)	(293)	(522)
Financial liabilities at end of period					131	375	1,353
Financial liabilities					131	375	1,353
Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities down payment at beginning of period					0	0
Proceeds from borrowings						0
Non cash effects : proceeds from lease liabilities and other						0
Repayments of borrowings, down payment						0
Financial liabilities down payment at end of period						0	0
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					246	345	391
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					15	0	15
Repayments of borrowings and lease liabilities					(97)	(99)	(61)
Financial liabilities at end of period					164	246	345
Financial liabilities					164	246	345
Lease Financing Obligations, Equipment [Member]
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					109	287	464
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					0	0	0
Repayments of borrowings and lease liabilities					(109)	(178)	(177)
Financial liabilities at end of period					0	109	287
Financial liabilities					0	109	287
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					85	33	53
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					19	80	12
Repayments of borrowings and lease liabilities					(32)	(31)	(32)
Financial liabilities at end of period					71	85	33
Financial liabilities					71	85	33
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					18	27	35
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					0	0	0
Repayments of borrowings and lease liabilities					(9)	(9)	(8)
Financial liabilities at end of period					9	18	27
Financial liabilities					9	18	27
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					99	154	209
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					0	0	0
Repayments of borrowings and lease liabilities					(56)	(55)	(55)
Financial liabilities at end of period					43	99	154
Financial liabilities					43	99	154
Loan – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					10,247	11,338	12,525
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					0	17	0
Repayments of borrowings and lease liabilities					(1,353)	(1,108)	(1,187)
Financial liabilities at end of period					8,894	10,247	11,338
Financial liabilities					€ 8,894	€ 10,247	€ 11,338
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount		€ 28,700
Borrowing, number of loan agreement | loan_agreement		2
Borrowing, maturity		1 year
Borrowing, maturity, extension period option		5 years
Borrowing, percentage of state-guaranteed loan		90.00%
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Proceeds from borrowings			€ 13,900
Financial liabilities										€ 14,826	€ 14,826
Loan agreement, maximum borrowing capacity												€ 15,200